Condensed Interim Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Current ASSETS
Cash	$ 515,824	$ 998,262
Receivables	225,792	146,209
Prepaid expenses and deposits	597,476	340,742
Current assets	1,339,092	1,485,213
Non-Current ASSETS
Prepaid expenses and deposits	16,518	19,231
Exploration and evaluation assets (Note 4)	15,774,855	15,094,413
Total Assets	17,130,465	16,598,857
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 4, 5 and 8)	1,735,480	1,582,188
Term loans payable (Note 6)	1,138,430	1,138,520
Flow-through premium liability (Note 7)	52,395	11,666
Current liabilities	2,926,305	2,732,374
Non-Current LIABILITIES
Derivative liability (Note 7)	481,469	656,946
Total Liabilities	3,407,774	3,389,320
Shareholders' Equity
Capital stock (Note 7)	33,118,761	32,123,613
Subscriptions received (Note 7)	0	105,000
Reserves (Notes 7)	2,663,810	2,462,047
Deficit	(22,059,880)	(21,481,123)
Total Shareholders’ Equity	13,722,691	13,209,537
Total Liabilities and Shareholders’ Equity	$ 17,130,465	$ 16,598,857